Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The table below shows the components of income tax year ended December 31, 2020, 2019 and 2018:

(in thousands of $)	2020	2019	2018
Current income tax (expense)/benefit	(89)	(118)	5
Adjustments in respect of current income tax of previous years	5	(64)	5
Income tax (expense)/benefit reported in the income statement	(84)	(182)	10

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2020, 2019 and 2018 is as follows:

(in thousands of $)	2020	2019	2018
Income before tax	8,189	17,149	11,769
Income tax at 0% (2019: 0% (2018: 0%))	—	—	—
Effect of higher overseas tax rates	(84)	(182)	10
Income tax (expense)/benefit at effective rate of 1.0% (2019: 1.1% (2018: (0.1)%))	(84)	(182)	10